Long-term debt and capital lease obligations	3 Months Ended
Mar. 31, 2019
Long-term debt and capital lease obligations
Long-term debt and capital lease obligations

9. Long-term debt

As of March 31, 2019 and December 31, 2018, long-term debt consisted of the following:

Long-term debt
in € THOUS
	March 31,	December 31,
	2019	2018

Amended 2012 Credit Agreement	2.296.088	1.887.357
Bonds	3.752.592	3.700.446
Convertible Bonds	394.794	393.232
Accounts Receivable Facility	589.779	-
Capital lease obligations(1)	-	36.144
Other	159.725	134.855
Long-term debt(2)	7.192.978	6.152.034
Less current portion	(1.511.815)	(1.106.519)
Long-term debt, less current portion(2)	5.681.163	5.045.515
1) As of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these are transferred to balance sheet items "Current portion of long-term lease liabilities" and "Long-term lease liabilities, less current portion" (see Note 1).
2) Labeled as "Long-term debt and capital lease obligations" as of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these are transferred to balance sheet item "Long-term lease liabilities, less current portion" (see Note 1).

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at March 31, 2019 and December 31, 2018:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	March 31, 2019		March 31, 2019 (1)

Revolving credit USD 2017 / 2022	$900.000	€801.068	$246.345	€219.266
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€200.000	€200.000
USD term loan 2017 / 2022	$1.320.000	€1.174.900	$1.320.000	€1.174.900
EUR term loan 2017 / 2022	€308.000	€308.000	€308.000	€308.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.283.968		€2.302.166

	Maximum amount available		Balance outstanding
	December 31, 2018		December 31, 2018 (1)

Revolving credit USD 2017 / 2022	$900.000	€786.026	$-	€-
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€-	€-
USD term loan 2017 / 2022	$1.350.000	€1.179.039	$1.350.000	€1.179.039
EUR term loan 2017 / 2022	€315.000	€315.000	€315.000	€315.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.280.065		€1.894.039

(1) Amounts shown are excluding debt issuance costs.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2019 and at December 31, 2018:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	March 31, 2019 (1)		March 31, 2019 (2)

Accounts Receivable Facility	$900.000	€801.068	$663.500	€590.565

	Maximum amount available		Balance outstanding
	December 31, 2018 (1)		December 31, 2018 (2)

Accounts Receivable Facility	$900.000	€786.026	$-	€-

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $26.631 and $26.631 (€23.704 and €23.259) at March 31, 2019 and December 31, 2018, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2019 and December 31, 2018; however, they reduce available borrowings under the Accounts Receivable Facility.